MERRILL LYNCH VARIABLE SERIES FUNDS, INC.
                    MERRILL LYNCH GLOBAL ALLOCATION V.I. FUND

                    Supplement dated September 5, 2002 to the
                          Prospectus dated May 1, 2002


     The information appearing in the section entitled "Details About the Fund--How the Fund Invests" under the caption "About the Portfolio Managers," appearing on page 7, is amended by deleting such information and adding the following:

          The Fund is managed by members of a team of investment professionals who participate in the team's research process and stock selection. Dennis W. Stattman is primarily responsible for the day-to-day management of the Fund. Mr. Stattman has been a portfolio manager of the Fund since 2001 and a portfolio manager with Merrill Lync Investment Managers since 1989

                    MERRILL LYNCH VARIABLE SERIES FUNDS, INC.

                          Supplement dated September 5,
                       2002 to the Statement of Additional
                          Information dated May 1, 2002


     The section captioned "Management of the Company--Directors and Officers" beginning on page 29 is amended by deleting the information regarding Bryan N. Ison appearing on page 33.

CLIFFOR
CHANCE
ROGERS & WELLS
                                             CLIFFORD CHANCE
                                             ROGERS & WELLS LLP

                                             200 PARK AVENUE
                                             NEW YORK NEW YORK 10166 0153

                                             Tel +1 212 878 8000
                                             Fax +1 212 878 8375
                                             www.cliffordchance.com

                                             Richard Horowitz
                                             Counsel

                                             DIRECT TEL  +1 212 878 8110
                                             richard.horowitz@cliffordchance.com


September 5, 2002


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:      Merrill Lynch Variable Series Funds, Inc.
         (Registration File Nos.: 2-74452 and 811-3290)

Ladies and Gentlemen:

Transmitted for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, is a supplement to each of the Prospectus and Statement of Additional Information of the above-referenced investment company.

Very truly yours,



/s/ Richard Horowitz